INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Schedule of operating results before income tax and the provision for income taxes by tax jurisdictions

	Years ended December 31,
	2019	2020	2021
Loss (income) before income taxes:
PRC	68,080	(19,765)	287,250
Other jurisdictions	358,353	568,201	661,502
Total loss before income taxes	426,433	548,436	948,752

Current tax expenses:
PRC	65,819	210,503	290,924
Other jurisdictions	3	14	—
Total current tax expenses	65,822	210,517	290,924

Deferred tax benefits:
PRC	(50,172)	(89,739)	(48,463)
Other jurisdictions	—	—	—
Total deferred tax benefits	(50,172)	(89,739)	(48,463)

Total income taxes expenses	15,650	120,778	242,461

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	Years ended December 31,
	2019	2020	2021

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC resident enterprises not subject to income tax	(21.4)%	(27.6)%	0.0%
Tax differential for entities in non-PRC jurisdiction	(1.4)%	(1.3)%	(0.2)%
Preferential tax rate	0.0%	(0.3)%	0.6%
Tax effect of current year permanent differences	1.5%	1.0%	(5.4)%
Expiration of unused net operating losses	(1.4)%	(1.3)%	(1.5)%
Non-taxable income and non-deductible expenses	0.0%	2.5%	(14.2)%
Change in valuation allowance	(8.7)%	(21.3)%	(31.0)%
Return to provision adjustment	2.7%	1.3%	1.1%
	(3.7)%	(22.0)%	(25.6)%

Schedule of components of deferred tax assets and liabilities

	As of December 31,
	2020	2021
Deferred tax assets:
Allowance for accounts receivable	1,959	2,858
Government subsidy	1,549	5,561
Accrued expenses	24,597	47,068
Asset retirement obligation	19,227	24,167
Operating lease liabilities	411,289	467,734
Finance lease and other financing obligations	1,577,663	1,636,506
Net operating losses carry forwards	386,999	713,135
Other non-current assets	—	41,853
Other non-current liabilities	—	26,621
Total gross deferred tax assets	2,423,283	2,965,503
Valuation allowance on deferred tax assets	(328,821)	(775,528)
Deferred tax assets, net of valuation allowance	2,094,462	2,189,975

Deferred tax liabilities:
Property and equipment	(1,663,342)	(1,687,122)
Intangible assets	(195,093)	(319,037)
Prepaid land use rights	(1,572)	(1,532)
Operating lease right-of-use assets	(550,374)	(711,444)
Other current assets	—	(18,622)
Total deferred tax liabilities	(2,410,381)	(2,737,757)

Net deferred tax liabilities	(315,919)	(547,782)

Analysis as:
Deferred tax assets	146,088	186,496
Deferred tax liabilities	(462,007)	(734,278)
Net deferred tax liabilities	(315,919)	(547,782)

Schedule of movement of the valuation allowance for the deferred tax assets

	Years ended December 31,
	2019	2020	2021

Balance at the beginning of the year	155,852	205,976	328,821
Increase during the year	50,124	122,845	446,707
Balance at the end of the year	205,976	328,821	775,528